UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

December 31, 2013

MFS® INTERNATIONAL NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

12/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 96.6%
Aerospace - 1.0%
Cobham PLC	2,556,104	$11,618,972
Meggitt PLC	2,312,080	20,196,334
MTU Aero Engines AG	152,650	14,991,943
Saab AB, “B”	195,310	5,238,147

		$52,045,396
Airlines - 1.7%
Controladora Vuela Compania de Aviacion S.A.B. de C.V., ADR (a)	1,183,130	$16,031,412
Copa Holdings S.A., “A”	88,973	14,245,467
Koninklijke Vopak N.V.	225,550	13,193,494
Stagecoach Group PLC	6,843,666	42,883,197

		$86,353,570
Alcoholic Beverages - 0.5%
Carlsberg Group	144,148	$16,013,654
Davide Campari-Milano S.p.A.	1,216,372	10,174,047

		$26,187,701
Apparel Manufacturers - 2.3%
Burberry Group PLC	496,249	$12,457,935
Christian Dior S.A.	258,476	48,839,660
Cia. Hering S.A.	953,900	12,089,270
Gerry Weber International AG	372,361	15,810,813
Li & Fung Ltd.	4,225,138	5,459,823
Stella International Holdings Ltd.	7,507,591	19,131,320

		$113,788,821
Automotive - 2.8%
D’Ieteren S.A.	256,309	$12,764,275
Exide Industries Ltd.	8,502,893	16,921,932
Ford Otomotiv Sanayi S.A.	1,726,841	18,240,712
GKN PLC	2,347,751	14,513,002
Guangzhou Automobile Group Co. Ltd., “H”	21,303,750	23,535,997
Motherson Sumi Systems Ltd.	6,916,432	20,406,577
Takata Corp.	438,900	12,565,602
Tofas Turk Otomobil Fabriikasi A.S.	583,509	3,638,446
USS Co. Ltd.	1,161,900	15,931,855

		$138,518,398
Biotechnology - 0.2%
Abcam PLC	538,971	$4,382,219
Lonza Group AG	56,489	5,357,289

		$9,739,508
Broadcasting - 1.2%
Havas S.A.	2,153,614	$17,728,957
Nippon Television Holdings, Inc.	610,800	11,014,236
Proto Corp.	568,700	7,938,363
Rightmove PLC	465,265	21,110,483

		$57,792,039
Brokerage & Asset Managers - 5.7%
Aberdeen Asset Management PLC	6,825,398	$56,512,590
Bolsa Mexicana de Valores S.A. de C.V.	4,484,696	10,280,470

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Brokerage & Asset Managers - continued
CETIP S.A. Mercados Organizados	1,127,357	$11,563,861
Computershare Ltd.	2,134,790	21,741,360
Daiwa Securities Group, Inc.	2,388,000	23,809,705
Hargreaves Lansdown PLC	1,227,013	27,511,550
ICAP PLC	1,941,284	14,517,446
IG Group Holdings PLC	2,097,100	21,391,788
Osaka Securities Exchange Co. Ltd.	250,200	7,101,394
Rathbone Brothers PLC	928,308	24,810,919
Schroders PLC	1,132,986	48,742,850
Yuanta Financial Holding Co. Ltd.	25,371,360	15,152,925

		$283,136,858
Business Services - 11.7%
Amadeus Fire AG	224,241	$16,843,464
Amadeus Holdings AG	1,693,952	72,486,152
Brenntag AG	165,185	30,621,265
Brunel International N.V.	144,839	8,864,856
Bunzl PLC	6,035,731	144,925,599
Cabcharge Australia Ltd.	2,412,838	8,596,148
Capgemini	154,378	10,434,122
Capita PLC	1,669,534	28,697,221
Cognizant Technology Solutions Corp., “A” (a)	223,133	22,531,970
Compass Group PLC	2,219,760	35,581,856
CTS Eventim AG	132,639	6,716,775
DKSH Holding Ltd.	49,884	3,875,300
Edenred	297,692	9,963,984
Electrocomponents PLC	1,418,105	6,554,136
Intertek Group PLC	564,590	29,431,685
LPS Brasil - Consultoria de Imoveis S.A.	1,362,800	8,341,139
LSL Property Services PLC	2,219,605	16,172,442
MITIE Group PLC	1,803,703	9,495,171
Multiplus S.A.	794,500	10,075,846
Nomura Research Institute Ltd.	741,800	23,350,745
Premier Farnell PLC	2,194,293	8,070,313
Serco Group PLC	2,710,846	22,409,215
Sodexo	364,278	36,903,747
Travis Perkins PLC	378,817	11,743,094
Wolseley PLC	73,937	4,193,432

		$586,879,677
Cable TV - 1.9%
Astro Malaysia Holdings Berhad	34,265,459	$31,383,415
Eutelsat Communications	534,604	16,669,081
SES	480,180	15,543,533
Ziggo N.V.	723,259	33,033,582

		$96,629,611
Chemicals - 0.3%
Victrex PLC	468,364	$14,247,540

Computer Software - 1.8%
AVEVA Group PLC	129,205	$4,630,030
Dassault Systemes S.A.	85,532	10,617,037
OBIC Business Consultants Co. Ltd.	286,400	9,328,193
OBIC Co. Ltd.	1,853,600	54,652,246

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - continued
Totvs S.A.	670,100	$10,497,784

		$89,725,290
Computer Software - Systems - 1.8%
Asustek Computer, Inc.	1,844,000	$16,581,677
Brother Industries Ltd.	1,293,000	17,643,538
Konica Minolta, Inc.	1,593,500	15,872,961
Linx S.A.	596,200	12,107,213
NICE Systems Ltd.	413,463	16,933,882
Venture Corp. Ltd.	2,177,000	13,248,829

		$92,388,100
Conglomerates - 0.8%
DCC PLC	460,848	$22,657,664
First Pacific Co. Ltd.	7,379,150	8,432,413
Smiths Group PLC	328,551	8,052,148

		$39,142,225
Construction - 2.1%
Bellway PLC	2,638,681	$68,601,525
Geberit AG	92,974	28,192,889
Semen Indonesia Persero Tbk PT	5,045,720	5,866,634

		$102,661,048
Consumer Products - 2.7%
Beiersdorf AG	261,466	$26,488,218
Dabur India Ltd.	7,147,854	19,685,344
Henkel KGaA, IPS	259,078	30,049,231
Kimberly-Clark de Mexico S.A. de C.V., “A”	3,253,524	9,239,894
Milbon Co. Ltd.	241,596	9,451,861
PZ Cussons	531,867	3,316,006
Shiseido Co. Ltd.	222,500	3,572,761
Societe BIC S.A.	48,490	5,940,987
Uni-Charm Corp.	468,500	26,692,622

		$134,436,924
Consumer Services - 2.2%
Abril Educacao S.A., IEU	516,890	$7,317,633
Anhanguera Educacional Participacoes S.A.	2,555,700	16,140,693
Dignity PLC	1,700,539	40,550,509
Estacio Participacoes S.A.	1,736,620	15,023,594
Kakaku.com, Inc.	289,200	5,072,191
Kroton Educacional S.A.	1,056,110	17,574,602
Rakuten	436,800	6,487,088

		$108,166,310
Containers - 0.7%
Mayr-Melnhof Karton AG	124,959	$15,471,549
Viscofan S.A.	359,036	20,423,833

		$35,895,382
Electrical Equipment - 2.1%
Domino Printing Sciences PLC	1,181,475	$14,966,946
IMI PLC	666,436	16,829,667
Kaba Holding AG	4,189	2,035,684

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - continued
Keyence Corp.	15,500	$6,623,303
Legrand S.A.	238,002	13,116,419
OMRON Corp.	103,621	4,570,502
Pfeiffer Vacuum Technology AG	68,456	9,316,725
Sensata Technologies Holding B.V. (a)	105,048	4,072,711
Spectris PLC	734,740	31,159,501

		$102,691,458
Electronics - 2.8%
Advantech Co. Ltd.	3,851,787	$26,687,940
ASM International N.V.	344,662	11,355,929
Chroma Ate, Inc.	8,414,000	17,644,740
Halma PLC	1,356,112	13,552,520
Hirose Electric Co. Ltd.	79,708	11,338,200
Infineon Technologies AG	1,401,879	14,965,664
Seoul Semiconductor Co. Ltd. (a)	515,028	19,715,858
Siliconware Precision Industries Co.	15,848,000	18,930,287
Stanley Electric Co. Ltd.	347,931	7,955,729

		$142,146,867
Energy - Independent - 1.1%
Cairn Energy PLC (a)	1,684,326	$7,525,153
Canadian Oil Sands Ltd.	670,520	12,611,899
Gran Tierra Energy, Inc. (a)	2,176,180	15,877,049
Japan Petroleum Exploration Co. Ltd.	313,200	11,851,695
MEG Energy Corp. (a)	266,453	7,678,161

		$55,543,957
Engineering - Construction - 1.5%
JGC Corp.	989,000	$38,739,199
Mills Estruturas e Servicos de Engenharia S.A.	915,300	12,802,755
Outotec Oyj	419,854	4,395,484
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	1,226,360	14,654,516
Toshiba Plant Kensetsu Co. Ltd.	291,000	4,335,571

		$74,927,525
Food & Beverages - 3.4%
Arca Continental S.A.B de C.V.	1,281,818	$8,015,964
Associated British Foods PLC	225,952	9,148,340
Booker Group PLC	7,778,310	20,930,800
Britvic PLC	1,249,649	14,330,292
Chr. Hansen Holding A.S.	420,446	16,721,223
Coca-Cola HBC AG	343,674	10,027,665
Kerry Group PLC	323,496	22,474,189
M. Dias Branco S.A. Industria e Comercio de Alimentos	371,600	15,750,768
P/f Bakkafrost	790,729	12,433,808
Shenguan Holdings Group Ltd.	48,263,505	21,535,371
Tate & Lyle PLC	478,552	6,410,987
Want Want China Holdings Ltd.	7,032,146	10,207,664

		$167,987,071
Food & Drug Stores - 2.3%
Alimentation Couche-Tard, Inc.	265,287	$19,949,283
Brazil Pharma S.A. (a)	2,361,800	6,767,307
Cosmos Pharmaceutical Corp.	108,000	11,701,453

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - continued
Dairy Farm International Holdings Ltd.	1,655,709	$15,729,236
E-Mart Co. Ltd. (a)	40,821	10,308,236
FamilyMart Co. Ltd.	130,000	5,931,535
Lawson, Inc.	303,700	22,696,031
Sundrug Co. Ltd.	280,100	12,514,201
Wumart Stores, Inc.	5,319,514	8,643,704

		$114,240,986
Forest & Paper Products - 0.2%
Fibria Celulose S.A. (a)	861,000	$10,090,770

Furniture & Appliances - 0.1%
Arcelik A.S.	583,500	$3,298,988
SEB S.A.	38,456	3,475,788

		$6,774,776
Gaming & Lodging - 1.0%
Ladbrokes PLC	1,528,474	$4,528,096
Minor International Public Co. Ltd.	5,990,359	3,773,598
Paddy Power PLC	157,936	13,470,899
Shangri-La Asia Ltd.	9,386,495	18,302,594
William Hill PLC	1,783,087	11,866,913

		$51,942,100
General Merchandise - 1.3%
Dollarama, Inc.	485,057	$40,279,480
Lojas Renner S.A.	144,700	3,741,316
Mitra Adiperkasa Tbk.	3,552,692	1,605,572
Seria Co. Ltd.	108,300	4,350,100
Woolworths Holdings Ltd.	2,281,249	16,234,055

		$66,210,523
Health Maintenance Organizations - 0.6%
Odontoprev S.A.	4,081,100	$17,004,223
Qualicorp S.A. (a)	1,276,200	12,171,029

		$29,175,252
Insurance - 3.7%
Admiral Group PLC	347,567	$7,539,752
Amlin PLC	2,499,249	18,992,180
Austbrokers Holdings Ltd.	397,216	4,256,090
Brasil Insurance Paticipaco e Administracao S.A.	1,279,800	9,899,905
Catlin Group Ltd.	3,405,124	32,732,741
Hiscox Ltd.	4,411,678	50,773,352
Insurance Australia Group Ltd.	1,910,475	9,928,123
Jardine Lloyd Thompson Group PLC	1,447,793	24,406,274
Samsung Fire & Marine Insurance Co. Ltd.	40,976	10,056,175
Sony Financial Holdings, Inc.	408,600	7,426,269
Storebrand A.S.A. (a)	1,687,107	10,562,716

		$186,573,577
Internet - 0.3%
51job, Inc., ADR (a)	168,110	$13,095,769

Leisure & Toys - 0.1%
Shimano, Inc.	57,700	$4,947,593

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - 3.1%
Aalberts Industries N.V.	237,121	$7,559,856
Burckhardt Compression Holding AG	32,901	14,421,043
ElringKlinger AG	264,930	10,777,207
Faiveley S.A.	34,614	2,496,161
Finning International, Inc.	378,613	9,676,953
GEA Group AG	844,630	40,203,730
GLORY Ltd.	95,200	2,463,394
Neopost S.A.	164,407	12,670,307
Rotork PLC	208,791	9,922,952
Sinotruk (Hong Kong) Ltd.	10,585,378	5,948,366
Spirax-Sarco Engineering PLC	282,939	14,009,132
T.K. Corp. (a)	850,765	17,775,495
Thermax Ltd.	723,072	8,310,857

		$156,235,453
Medical & Health Technology & Services - 1.2%
Fleury S.A.	976,400	$7,615,030
Hogy Medical Co. Ltd.	51,200	2,693,457
Kobayashi Pharmaceutical Co. Ltd.	401,300	22,368,541
Miraca Holdings, Inc.	624,900	29,432,191

		$62,109,219
Medical Equipment - 3.1%
Ansell Ltd.	1,059,925	$19,562,233
Fisher & Paykel Healthcare Corp. Ltd.	10,793,366	34,174,387
Nakanishi, Inc.	93,200	13,319,343
Nihon Kohden Corp.	260,800	9,088,748
Smith & Nephew PLC	828,526	11,812,900
Sonova Holding AG	339,272	45,639,415
Sysmex Corp.	90,800	5,354,363
Top Glove Corp.	8,069,577	13,870,163
William Demant Holdings A/S (a)	21,298	2,069,807

		$154,891,359
Metals & Mining - 0.9%
Iluka Resources Ltd.	2,144,836	$16,527,521
MOIL Ltd.	4,020,326	15,716,027
Usinas Siderurgicas de Minas Gerais S.A., “A”, IPS (a)	1,826,100	10,998,784

		$43,242,332
Network & Telecom - 0.7%
VTech Holdings Ltd.	2,834,844	$36,814,257

Oil Services - 1.8%
AMEC PLC	1,231,865	$22,194,187
Fugro N.V.	172,937	10,305,047
John Wood Group PLC	935,984	10,632,607
Petroleum Geo-Services A.S.A	234,876	2,766,869
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	89,618	9,932,040
Technip	210,850	20,264,035
WorleyParsons Ltd.	841,730	12,476,240

		$88,571,025
Other Banks & Diversified Financials - 4.6%
Aeon Financial Service Co. Ltd.	730,200	$19,553,357
Aeon Thana Sinsap (Thailand) PLC, NVDR	549,200	1,571,053

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Canadian Western Bank	353,391	$12,861,470
Chiba Bank Ltd.	2,538,451	17,090,132
Credicorp Ltd.	188,087	24,964,788
Federal Bank Ltd.	11,091,250	15,071,046
Julius Baer Group Ltd.	175,283	8,417,828
Jyske Bank (a)	890,231	48,064,931
Public Bank Berhad	2,503,377	14,933,899
Shizuoka Bank Ltd.	1,025,000	10,920,615
Sydbank A/S (a)	1,273,661	33,910,383
Wing Hang Bank	1,361,660	20,545,274

		$227,904,776
Pharmaceuticals - 1.8%
Genomma Lab Internacional S.A., “B” (a)	4,944,691	$13,868,539
Hisamitsu Pharmaceutical Co., Inc.	97,000	4,881,778
Santen Pharmaceutical Co. Ltd.	570,600	26,576,707
Tsumura & Co.	513,000	13,581,274
Virbac SA	150,591	32,173,197

		$91,081,495
Pollution Control - 0.3%
Daiseki Co. Ltd.	686,500	$13,415,791

Railroad & Shipping - 0.2%
ALL America Latina Logistica S.A.	2,248,600	$6,252,333
Precious Shipping Public Co. Ltd.	9,349,818	6,060,594

		$12,312,927
Real Estate - 2.8%
Ascendas India Trust, REIT	33,778,000	$18,201,228
Brasil Brokers Participacoes S.A.	3,080,000	7,637,173
Concentradora Fibra Danhos S.A. de C.V., REIT (a)	5,101,100	9,806,427
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	7,558,800	12,099,638
Deutsche Wohnen AG (a)	610,747	11,338,562
Deutsche Wohnen AG	550,445	10,627,964
Foxtons Group PLC (a)	1,975,750	10,878,546
IGB Trust, REIT	17,393,700	6,319,189
LEG Immobilien AG	175,980	10,398,010
Macquarie Mexico Real Estate S.A. de C.V., REIT	5,119,865	10,113,072
Midland Holdings Ltd. (h)	42,823,351	20,633,866
Multiplan Empreendimentos	424,746	8,983,713
TAG Immobilien AG	237,520	2,868,920

		$139,906,308
Restaurants - 1.7%
Ajisen (China) Holdings Ltd.	13,082,037	$13,576,308
Arcos Dorados Holdings, Inc.	681,729	8,262,555
Domino’s Pizza UK & IRL PLC	3,115,071	26,462,602
Whitbread PLC	564,103	35,039,080

		$83,340,545
Specialty Chemicals - 5.6%
Air Water, Inc.	376,000	$5,084,266
Chugoku Marine Paints Ltd.	432,000	2,289,013
Croda International PLC	2,532,172	103,025,702
Elementis PLC	3,565,606	15,877,107

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - continued
Filtrona PLC	1,147,311	$16,320,052
Fuchs Petrolub SE, IPS	240,627	23,516,412
Japan Pure Chemical Co. Ltd.	417	853,324
Kansai Paint Co. Ltd.	1,037,000	15,312,269
Marine Harvest A.S.A	15,502,820	18,925,316
Sika AG	8,226	29,241,238
SK KAKEN Co. Ltd.	58,000	3,524,831
Symrise AG	866,861	39,950,113
Tikkurila Oyj	142,952	3,913,515

		$277,833,158
Specialty Stores - 3.0%
ABC-Mart, Inc.	362,200	$15,803,903
Cj O Shopping Co. Ltd. (a)	41,848	16,456,076
Delticom AG	41,551	1,829,175
Esprit Holdings Ltd. (a)	3,456,199	6,658,965
Hyundai Home Shopping Network Corp. (a)	55,428	9,768,899
JB Hi-Fi Ltd.	505,156	9,727,331
MonotaRO Co. Ltd.	740,500	15,033,606
NEXT PLC	509,866	46,015,037
Nitori Co. Ltd.	87,450	8,279,143
Point, Inc.	55,910	2,020,108
Shimamura Co. Ltd.	52,800	4,943,576
Super Retail Group Ltd.	929,400	11,028,856
Yamada Denki Co. Ltd.	875,100	2,858,555

		$150,423,230
Telecommunications - Wireless - 0.2%
TIM Participacoes S.A., ADR	396,320	$10,399,437

Telephone Services - 1.1%
Bezeq - The Israel Telecommunication Corp. Ltd.	5,947,535	$10,081,003
PT XL Axiata Tbk	41,588,887	17,770,108
TDC A.S.	2,610,902	25,325,424

		$53,176,535
Tobacco - 0.4%
Swedish Match AB	569,626	$18,306,039

Trucking - 1.4%
DSV A.S.	1,109,144	$36,450,316
Kintetsu World Express, Inc.	185,300	7,442,968
Yamato Holdings Co. Ltd.	1,291,500	26,072,823

		$69,966,107
Utilities - Electric Power - 0.8%
Alupar Investimento S.A., IEU (a)	1,151,100	$7,928,526
Energias do Brasil S.A.	2,517,700	12,112,279
Glow Energy PLC	5,250,200	11,264,124
Tractebel Energia S.A.	675,200	10,285,764

		$41,590,693
Total Common Stocks		$4,825,603,308

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 3.3%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	163,481,759	$163,481,759
Total Investments		$4,989,085,067

Other Assets, Less Liabilities - 0.1%		6,769,874
Net Assets - 100.0%		$4,995,854,941

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

12/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$1,417,889,964	$—	$—	$1,417,889,964
Japan	705,724,813	—	—	705,724,813
Germany	317,314,190	—	—	317,314,190
Brazil	291,172,746	—	—	291,172,746
France	256,837,015	—	—	256,837,015
Denmark	27,395,232	151,160,507	—	178,555,739
Hong Kong	117,181,646	34,526,102	—	151,707,748
Switzerland	137,180,685	—	—	137,180,685
Canada	118,934,294	—	—	118,934,294
Other Countries	1,100,957,881	149,328,233	—	1,250,286,114
Mutual Funds	163,481,759	—	—	163,481,759
Total Investments	$4,654,070,225	$335,014,842	$—	$4,989,085,067

For further information regarding security characteristics, see the Portfolio of Investments.

10

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $291,479,253 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $834,322,664 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,787,464,334
Gross unrealized appreciation	1,359,830,013
Gross unrealized depreciation	(158,209,280)
Net unrealized appreciation (depreciation)	$1,201,620,733

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	183,801,198	194,402,651	(214,722,090)	163,481,759

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$38,467	$163,481,759

Other Affiliated Issuer	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Midland Holdings Ltd.	41,565,351	1,258,000	—	42,823,351

Other Affiliated Issuer	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Midland Holdings Ltd.	$—	$—	$—	$20,633,866

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of December 31, 2013, are as follows:

United Kingdom	28.4%
Japan	14.1%
Germany	6.4%
Brazil	5.8%
France	5.1%
United States	3.9%
Denmark	3.6%
Hong Kong	3.0%
Switzerland	2.7%
Other Countries	27.0%

11

QUARTERLY REPORT

December 31, 2013

MFS® RESEARCH FUND

PORTFOLIO OF INVESTMENTS

12/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.6%
Aerospace - 3.1%
Honeywell International, Inc.	492,970	$45,042,669
Precision Castparts Corp.	163,199	43,949,491
United Technologies Corp.	396,930	45,170,634

		$134,162,794
Alcoholic Beverages - 0.4%
Constellation Brands, Inc., “A” (a)	224,750	$15,817,905

Apparel Manufacturers - 2.0%
Guess?, Inc.	308,997	$9,600,537
Li & Fung Ltd.	7,636,000	9,867,419
NIKE, Inc., “B”	278,860	21,929,550
PVH Corp.	180,199	24,510,668
VF Corp.	308,948	19,259,818

		$85,167,992
Automotive - 1.5%
Delphi Automotive PLC	556,230	$33,446,110
General Motors Co. (a)	724,230	29,599,278

		$63,045,388
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (a)	175,100	$23,298,806
Biogen Idec, Inc. (a)	137,270	38,401,283
Gilead Sciences, Inc. (a)	281,740	21,172,761

		$82,872,850
Broadcasting - 2.9%
Time Warner, Inc.	409,830	$28,573,348
Twenty-First Century Fox, Inc.	1,709,630	60,144,783
Walt Disney Co.	492,990	37,664,436

		$126,382,567
Brokerage & Asset Managers - 1.8%
BlackRock, Inc.	77,870	$24,643,520
Franklin Resources, Inc.	646,473	37,320,886
IntercontinentalExchange Group, Inc.	74,426	16,739,896

		$78,704,302
Business Services - 1.7%
Accenture PLC, “A”	366,770	$30,155,829
Fidelity National Information Services, Inc.	434,460	23,321,813
FleetCor Technologies, Inc. (a)	156,290	18,312,499

		$71,790,141
Cable TV - 1.8%
Comcast Corp., “Special A”	1,151,010	$57,412,379
Time Warner Cable, Inc.	145,880	19,766,740

		$77,179,119
Chemicals - 0.8%
Monsanto Co.	281,187	$32,772,345

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 2.8%
Citrix Systems, Inc. (a)	411,100	$26,002,075
Oracle Corp.	948,710	36,297,645
Salesforce.com, Inc. (a)	488,510	26,960,867
Symantec Corp.	831,800	19,613,844
TIBCO Software, Inc. (a)	515,270	11,583,270

		$120,457,701
Computer Software - Systems - 6.2%
Apple, Inc. (s)	221,591	$124,336,926
CDW Corp.	539,640	12,605,990
EMC Corp.	1,409,300	35,443,895
Hewlett-Packard Co.	2,964,570	82,948,669
NCR Corp. (a)	263,680	8,980,941

		$264,316,421
Consumer Products - 2.4%
Colgate-Palmolive Co.	448,689	$29,259,010
Newell Rubbermaid, Inc.	428,340	13,882,499
Procter & Gamble Co.	758,040	61,712,036

		$104,853,545
Consumer Services - 0.7%
Priceline.com, Inc. (a)	25,845	$30,042,228

Containers - 0.6%
Crown Holdings, Inc. (a)	552,470	$24,623,588

Electrical Equipment - 2.8%
Danaher Corp. (s)	1,132,680	$87,442,896
W.W. Grainger, Inc.	120,423	30,758,443

		$118,201,339
Electronics - 2.3%
Altera Corp.	693,690	$22,565,736
JDS Uniphase Corp. (a)	1,162,090	15,083,928
KLA-Tencor Corp.	67,060	4,322,688
Mellanox Technologies Ltd. (a)	229,200	9,161,124
Microchip Technology, Inc.	563,560	25,219,310
NXP Semiconductors N.V. (a)	470,810	21,624,303

		$97,977,089
Energy - Independent - 4.4%
Anadarko Petroleum Corp.	409,440	$32,476,779
Antero Resources Corp. (a)	81,400	5,164,016
Cabot Oil & Gas Corp.	931,480	36,104,165
EOG Resources, Inc.	67,316	11,298,317
EQT Corp.	227,310	20,407,892
Marathon Petroleum Corp.	139,410	12,788,079
Noble Energy, Inc.	306,495	20,875,374
Occidental Petroleum Corp.	189,140	17,987,214
Pioneer Natural Resources Co.	162,452	29,902,540

		$187,004,376
Energy - Integrated - 3.6%
Exxon Mobil Corp. (s)	1,523,890	$154,217,668

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Engineering - Construction - 0.4%
Fluor Corp.	236,710	$19,005,446

Food & Beverages - 2.7%
Coca-Cola Co.	1,255,110	$51,848,594
General Mills, Inc.	459,620	22,939,634
Mondelez International, Inc.	1,179,070	41,621,171

		$116,409,399
Food & Drug Stores - 1.0%
CVS Caremark Corp.	627,860	$44,935,940

Gaming & Lodging - 0.4%
Wynn Resorts Ltd.	86,952	$16,886,948

General Merchandise - 1.7%
Kohl’s Corp.	473,140	$26,850,695
Target Corp.	717,000	45,364,590

		$72,215,285
Health Maintenance Organizations - 0.9%
UnitedHealth Group, Inc.	504,470	$37,986,591

Insurance - 3.1%
ACE Ltd.	283,470	$29,347,649
American International Group, Inc.	690,060	35,227,563
MetLife, Inc.	1,291,030	69,612,338

		$134,187,550
Internet - 3.8%
eBay, Inc. (a)	677,980	$37,214,322
Facebook, Inc., “A “ (a)	306,390	16,747,277
Google, Inc., “A” (a)	87,349	97,892,897
Yelp, Inc. (a)	157,610	10,867,210

		$162,721,706
Machinery & Tools - 2.8%
Eaton Corp. PLC	435,260	$33,131,991
Joy Global, Inc.	513,350	30,025,842
Roper Industries, Inc.	411,044	57,003,582

		$120,161,415
Major Banks - 6.4%
Goldman Sachs Group, Inc.	186,918	$33,133,085
JPMorgan Chase & Co.	1,757,400	102,772,752
Morgan Stanley	994,100	31,174,976
State Street Corp.	414,360	30,409,880
Wells Fargo & Co.	1,674,580	76,025,932

		$273,516,625
Medical & Health Technology & Services - 1.1%
Cerner Corp. (a)	195,150	$10,877,661
Express Scripts Holding Co. (a)	534,860	37,568,566

		$48,446,227

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 3.4%
Abbott Laboratories	963,960	$36,948,587
Covidien PLC	521,450	35,510,745
DENTSPLY International, Inc.	253,280	12,279,014
Stryker Corp.	319,640	24,017,750
Thermo Fisher Scientific, Inc.	341,610	38,038,274

		$146,794,370
Natural Gas - Distribution - 0.4%
Spectra Energy Corp.	532,610	$18,971,568

Natural Gas - Pipeline - 0.5%
Kinder Morgan, Inc.	593,428	$21,363,408

Oil Services - 1.9%
Cameron International Corp. (a)	554,770	$33,025,458
Dresser-Rand Group, Inc. (a)	97,120	5,791,266
Halliburton Co.	592,380	30,063,285
Schlumberger Ltd.	137,820	12,418,960

		$81,298,969
Other Banks & Diversified Financials - 5.7%
American Express Co.	509,830	$46,256,876
BB&T Corp.	494,540	18,456,233
Citigroup, Inc.	1,324,050	68,996,246
Discover Financial Services	656,340	36,722,223
Visa, Inc., “A”	333,669	74,301,413

		$244,732,991
Pharmaceuticals - 5.6%
Actavis PLC (a)	148,440	$24,937,920
Bristol-Myers Squibb Co.	682,510	36,275,407
Endo Health Solutions, Inc. (a)	255,080	17,207,697
Johnson & Johnson	444,870	40,745,643
Perrigo Co. PLC	161,850	24,837,501
Pfizer, Inc.	1,593,190	48,799,410
Valeant Pharmaceuticals International, Inc. (a)	219,690	25,791,606
Zoetis, Inc.	629,930	20,592,412

		$239,187,596
Railroad & Shipping - 1.1%
Union Pacific Corp.	284,324	$47,766,432

Restaurants - 1.4%
ARAMARK Holdings Corp. (a)	399,828	$10,483,490
McDonald’s Corp.	236,387	22,936,631
YUM! Brands, Inc.	330,900	25,019,349

		$58,439,470
Specialty Chemicals - 1.2%
FMC Corp.	334,770	$25,261,744
W.R. Grace & Co. (a)	248,380	24,557,331

		$49,819,075
Specialty Stores - 2.5%
Amazon.com, Inc. (a)	69,906	$27,877,814
AutoZone, Inc. (a)	43,593	20,834,838

4

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - continued
Bed Bath & Beyond, Inc. (a)			300,340	$24,117,302
Dick’s Sporting Goods, Inc.			408,270	23,720,487
Sally Beauty Holdings, Inc. (a)			379,360	11,468,053

				$108,018,494
Telecommunications - Wireless - 1.0%
American Tower Corp., REIT			349,120	$27,866,758
SBA Communications Corp. (a)			169,700	15,245,848

				$43,112,606
Telephone Services - 1.0%
Verizon Communications, Inc.			891,830	$43,824,526

Tobacco - 1.8%
Lorillard, Inc.			353,490	$17,914,873
Philip Morris International, Inc.			684,560	59,645,713

				$77,560,586
Trucking - 0.9%
Expeditors International of Washington, Inc.			833,610	$36,887,243

Utilities - Electric Power - 2.2%
AES Corp.			876,780	$12,722,078
American Electric Power Co., Inc.			431,930	20,188,408
Calpine Corp. (a)			996,070	19,433,326
CMS Energy Corp.			1,076,020	28,805,055
PPL Corp.			494,608	14,882,755

				$96,031,622
Total Common Stocks				$4,229,871,446
	Strike Price	First Exercise
Warrants - 0.0%
Natural Gas - Pipeline - 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (a)	$40	2/15/12	201,996	$820,104

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)			54,608,858	$54,608,858
Total Investments				$4,285,300,408

Other Assets, Less Liabilities - 0.1%				2,868,845
Net Assets - 100.0%				$4,288,169,253

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At December 31, 2013, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

At December 31, 2013, the fund had cash collateral of $521,288 and other liquid securities with an aggregate value of $53,517 to cover any commitments for securities sold short.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

12/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,173,408,221	$—	$—	$4,173,408,221
Canada	25,791,606	—	—	25,791,606
Netherlands	21,624,303	—	—	21,624,303
Hong Kong	—	9,867,420	—	9,867,420
Mutual Funds	54,608,858	—	—	54,608,858
Total Investments	$4,275,432,988	$9,867,420	$—	$4,285,300,408

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $9,867,420 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

6

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,280,456,181
Gross unrealized appreciation	1,025,432,316
Gross unrealized depreciation	(20,588,089)
Net unrealized appreciation (depreciation)	$1,004,844,227

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	28,559,515	130,064,182	(104,014,839)	54,608,858

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,019	$54,608,858

7

QUARTERLY REPORT

December 31, 2013

MFS® TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

12/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 61.6%
Aerospace - 3.5%
General Dynamics Corp.	81,804	$7,816,362
Honeywell International, Inc.	538,306	49,185,019
Lockheed Martin Corp.	586,540	87,195,036
Northrop Grumman Corp.	183,275	21,005,148
Precision Castparts Corp.	25,677	6,914,816
United Technologies Corp.	521,446	59,340,555

		$231,456,936
Airlines - 0.1%
Copa Holdings S.A., “A”	43,999	$7,044,680

Alcoholic Beverages - 0.6%
Diageo PLC	981,200	$32,496,363
Diageo PLC, ADR	28,980	3,837,532

		$36,333,895
Apparel Manufacturers - 0.1%
Hanesbrands, Inc.	100,980	$7,095,865

Automotive - 2.0%
Delphi Automotive PLC	725,180	$43,605,073
General Motors Co. (a)	862,088	35,233,537
Johnson Controls, Inc.	633,193	32,482,801
Magna International, Inc.	221,120	18,130,903

		$129,452,314
Broadcasting - 1.6%
Omnicom Group, Inc.	326,212	$24,260,386
Time Warner, Inc.	202,058	14,087,484
Twenty-First Century Fox, Inc.	192,741	6,780,628
Viacom, Inc., “B”	174,161	15,211,222
Walt Disney Co.	550,930	42,091,052

		$102,430,772
Brokerage & Asset Managers - 0.9%
BlackRock, Inc.	84,746	$26,819,567
Franklin Resources, Inc.	422,739	24,404,722
NASDAQ OMX Group, Inc.	137,258	5,462,868

		$56,687,157
Business Services - 0.7%
Accenture PLC, “A”	455,962	$37,489,196
Fidelity National Information Services, Inc.	70,517	3,785,353
Fiserv, Inc. (a)	126,340	7,460,377

		$48,734,926
Cable TV - 1.4%
Comcast Corp., “Special A”	1,162,160	$57,968,541
Time Warner Cable, Inc.	274,610	37,209,655

		$95,178,196
Chemicals - 1.7%
3M Co.	393,121	$55,135,220

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - continued
Celanese Corp.	147,397	$8,152,528
LyondellBasell Industries N.V., “A”	94,870	7,616,164
PPG Industries, Inc.	210,514	39,926,085

		$110,829,997
Computer Software - 1.2%
CA, Inc.	274,400	$9,233,560
Microsoft Corp.	477,290	17,864,965
Oracle Corp.	949,717	36,336,172
Symantec Corp.	723,130	17,051,405

		$80,486,102
Computer Software - Systems - 1.7%
Apple, Inc.	16,079	$9,022,088
Canon, Inc.	151,600	4,793,733
EMC Corp.	260,190	6,543,779
Hewlett-Packard Co.	1,672,910	46,808,022
International Business Machines Corp.	192,222	36,055,081
Western Digital Corp.	122,510	10,278,589

		$113,501,292
Construction - 0.2%
Stanley Black & Decker, Inc.	182,668	$14,739,481

Consumer Products - 0.7%
Procter & Gamble Co.	448,018	$36,473,145
Reckitt Benckiser Group PLC	94,243	7,480,037

		$43,953,182
Containers - 0.1%
Crown Holdings, Inc. (a)	86,940	$3,874,916
Packaging Corp. of America	86,650	5,483,212

		$9,358,128
Electrical Equipment - 1.6%
Danaher Corp.	721,396	$55,691,771
Pentair Ltd.	174,077	13,520,561
Siemens AG	82,842	11,315,658
Tyco International Ltd.	648,593	26,618,257

		$107,146,247
Electronics - 0.9%
Hoya Corp.	216,600	$6,009,925
Intel Corp.	588,918	15,288,311
Microchip Technology, Inc.	682,570	30,545,008
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	456,420	7,959,965

		$59,803,209
Energy - Independent - 2.2%
Anadarko Petroleum Corp.	191,081	$15,156,545
Antero Resources Corp. (a)	8,730	553,831
Apache Corp.	245,878	21,130,755
Canadian Natural Resources Ltd.	180,628	6,112,452
EOG Resources, Inc.	27,807	4,667,127
EQT Corp.	112,421	10,093,157

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Marathon Petroleum Corp.	120,270	$11,032,367
Noble Energy, Inc.	307,908	20,971,614
Occidental Petroleum Corp.	367,832	34,980,823
Valero Energy Corp.	437,070	22,028,328

		$146,726,999
Energy - Integrated - 3.2%
Chevron Corp.	520,678	$65,037,889
Exxon Mobil Corp.	1,137,648	115,129,978
Petroleo Brasileiro S.A., ADR	633,900	9,311,991
Royal Dutch Shell PLC, “A”	536,129	19,203,175

		$208,683,033
Engineering - Construction - 0.1%
Fluor Corp.	82,394	$6,615,414

Entertainment - 0.1%
Regal Entertainment Group, “A”	196,290	$3,817,841

Food & Beverages - 2.3%
Coca-Cola Co.	208,228	$8,601,899
Coca-Cola Enterprises, Inc.	112,727	4,974,643
Dr Pepper Snapple Group, Inc.	123,441	6,014,046
General Mills, Inc.	756,030	37,733,457
Groupe Danone	258,124	18,578,894
Ingredion, Inc.	76,190	5,215,967
Kellogg Co.	62,934	3,843,379
Kraft Foods Group, Inc.	41,548	2,240,268
Mondelez International, Inc.	226,475	7,994,568
Nestle S.A.	570,999	41,798,369
Nestle S.A., ADR	62,100	4,569,939
Tyson Foods, Inc., “A”	237,550	7,948,423

		$149,513,852
Food & Drug Stores - 1.5%
CVS Caremark Corp.	941,499	$67,383,083
Kroger Co.	696,230	27,521,972
Walgreen Co.	104,957	6,028,730

		$100,933,785
Gaming & Lodging - 0.2%
Hilton Worldwide Holdings, Inc. (a)	101,810	$2,265,273
Wynn Resorts Ltd.	48,257	9,371,992

		$11,637,265
General Merchandise - 1.1%
Kohl’s Corp.	252,475	$14,327,956
Macy’s, Inc.	372,760	19,905,384
Target Corp.	622,930	39,412,781

		$73,646,121
Insurance - 4.4%
ACE Ltd.	375,159	$38,840,211
American International Group, Inc.	206,210	10,527,021
Aon PLC	275,219	23,088,122

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Chubb Corp.	90,530	$8,747,914
Delta Lloyd N.V.	587,090	14,570,181
Everest Re Group Ltd.	63,734	9,934,219
MetLife, Inc.	1,297,140	69,941,789
Prudential Financial, Inc.	490,750	45,256,965
Travelers Cos., Inc.	399,940	36,210,568
Validus Holdings Ltd.	432,510	17,425,828
Zurich Insurance Group AG	45,645	13,227,098

		$287,769,916
Internet - 0.8%
Facebook, Inc., “A “ (a)	181,490	$9,920,243
Google, Inc., “A” (a)	16,883	18,920,947
Yahoo!, Inc. (a)	513,950	20,784,138

		$49,625,328
Leisure & Toys - 0.2%
Hasbro, Inc.	229,733	$12,637,612

Machinery & Tools - 0.9%
Cummins, Inc.	150,020	$21,148,319
Eaton Corp. PLC	308,056	23,449,223
Illinois Tool Works, Inc.	201,037	16,903,191

		$61,500,733
Major Banks - 6.8%
Bank of America Corp.	1,115,556	$17,369,207
Bank of New York Mellon Corp.	1,339,432	46,799,754
BOC Hong Kong Holdings Ltd.	1,344,500	4,324,367
Goldman Sachs Group, Inc.	276,253	48,968,607
HSBC Holdings PLC	518,730	5,689,956
JPMorgan Chase & Co.	2,575,651	150,624,070
Mizuho Financial Group, Inc.	4,929,200	10,671,898
Morgan Stanley	359,122	11,262,066
PNC Financial Services Group, Inc.	201,644	15,643,542
State Street Corp.	401,863	29,492,726
Sumitomo Mitsui Financial Group, Inc.	171,800	8,842,047
Wells Fargo & Co.	2,196,830	99,736,082

		$449,424,322
Medical & Health Technology & Services - 0.5%
AmerisourceBergen Corp.	108,114	$7,601,495
Express Scripts Holding Co. (a)	293,944	20,646,627
Quest Diagnostics, Inc.	83,707	4,481,673

		$32,729,795
Medical Equipment - 2.3%
Abbott Laboratories	954,663	$36,592,233
Covidien PLC	378,738	25,792,058
Medtronic, Inc.	255,325	14,653,102
St. Jude Medical, Inc.	434,672	26,927,930
Thermo Fisher Scientific, Inc.	403,965	44,981,503

		$148,946,826

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - 0.3%
Rio Tinto PLC	173,310	$9,785,016
Vale S.A., ADR	843,330	12,860,783

		$22,645,799
Natural Gas - Distribution - 0.2%
GDF Suez	581,019	$13,664,168

Natural Gas - Pipeline - 0.2%
Williams Cos., Inc.	332,675	$12,831,275

Oil Services - 0.3%
Noble Corp. PLC	211,571	$7,927,565
Schlumberger Ltd.	71,800	6,469,898
Transocean, Inc.	113,580	5,613,124

		$20,010,587
Other Banks & Diversified Financials - 1.0%
American Express Co.	91,077	$8,263,416
BB&T Corp.	281,590	10,508,939
Discover Financial Services	85,530	4,785,404
Fifth Third Bancorp	197,950	4,162,889
SunTrust Banks, Inc.	159,534	5,872,447
U.S. Bancorp	169,080	6,830,832
Visa, Inc., “A”	88,296	19,661,753
Western Union Co.	225,083	3,882,682

		$63,968,362
Pharmaceuticals - 4.7%
AbbVie, Inc.	118,716	$6,269,392
Bayer AG	65,620	9,203,377
Bristol-Myers Squibb Co.	533,130	28,335,860
Eli Lilly & Co.	346,610	17,677,110
Johnson & Johnson	1,079,200	98,843,928
Merck & Co., Inc.	561,920	28,124,096
Pfizer, Inc.	3,492,925	106,988,293
Roche Holding AG	26,697	7,457,982
Valeant Pharmaceuticals International, Inc. (a)	58,490	6,866,726
Zoetis, Inc.	28,650	936,569

		$310,703,333
Printing & Publishing - 0.2%
McGraw-Hill Cos., Inc.	70,557	$5,517,557
Moody’s Corp.	69,631	5,463,945

		$10,981,502
Railroad & Shipping - 0.2%
Canadian National Railway Co.	146,848	$8,373,273
Union Pacific Corp.	36,558	6,141,744

		$14,515,017
Real Estate - 0.5%
American Capital Agency Corp., REIT	111,520	$2,151,221
Annaly Mortgage Management, Inc., REIT	702,570	7,004,623
Corio N.V., REIT	145,933	6,539,758
Digital Realty Trust, Inc., REIT	281,240	13,814,509

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
EPR Properties, REIT	98,600	$4,847,176

		$34,357,287
Restaurants - 0.4%
ARAMARK Holdings Corp. (a)	115,780	$3,035,752
McDonald’s Corp.	231,073	22,421,013

		$25,456,765
Specialty Chemicals - 0.4%
Air Products & Chemicals, Inc.	144,318	$16,131,866
FMC Corp.	94,620	7,140,025
Valspar Corp.	17,200	1,226,188

		$24,498,079
Specialty Stores - 0.4%
Advance Auto Parts, Inc.	76,713	$8,490,595
Best Buy Co., Inc.	222,010	8,853,759
Staples, Inc.	755,686	12,007,851

		$29,352,205
Telecommunications - Wireless - 0.3%
Tele2 AB, “B”	410,900	$4,654,037
Vodafone Group PLC	4,298,829	16,871,191

		$21,525,228
Telephone Services - 1.9%
AT&T, Inc.	850,484	$29,903,017
Bezeq - The Israel Telecommunication Corp. Ltd.	1,690,460	2,865,310
CenturyLink, Inc.	423,073	13,474,875
Frontier Communications Corp.	3,975,590	18,486,494
TDC A.S.	1,094,060	10,612,246
Telecom Italia S.p.A.	6,129,084	4,797,683
Telefonica Brasil S.A., ADR	283,860	5,455,789
Verizon Communications, Inc.	823,610	40,472,195

		$126,067,609
Tobacco - 3.1%
Altria Group, Inc.	643,890	$24,718,937
Imperial Tobacco Group PLC	66,056	2,557,431
Japan Tobacco, Inc.	277,700	9,018,460
Lorillard, Inc.	972,240	49,273,123
Philip Morris International, Inc.	1,328,556	115,757,084

		$201,325,035
Trucking - 0.5%
United Parcel Service, Inc., “B”	313,395	$32,931,547

Utilities - Electric Power - 1.4%
American Electric Power Co., Inc.	318,970	$14,908,658
Companhia Energetica de Minas Gerais, IPS	1,803,515	10,709,863
Duke Energy Corp.	143,850	9,927,089
E.ON AG	670,066	12,366,079
NRG Energy, Inc.	205,288	5,895,871
PG&E Corp.	267,430	10,772,080
PPL Corp.	608,199	18,300,708

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
Public Service Enterprise Group, Inc.	264,641	$8,479,098

		$91,359,446
Total Common Stocks		$4,054,634,465

Bonds - 37.2%
Agency - Other - 0.1%
Financing Corp., 9.65%, 2018	$2,850,000	$3,848,962

Asset-Backed & Securitized - 2.0%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.767%, 2040 (z)	$6,333,264	$3,349,309
BlackRock Capital Finance LP, 7.75%, 2026 (z)	653,191	76,338
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	356,265	365,172
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	9,759,829	10,776,979
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	3,015,262	2,931,414
Goldman Sachs Mortgage Securities Corp., FRN, 5.806%, 2045	21,689,879	23,814,294
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	828,000	865,631
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.927%, 2051	12,633,981	12,747,283
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.806%, 2049	8,257,080	9,183,401
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	1,200,000	1,261,852
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.25%, 2041	1,136,849	1,141,050
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.858%, 2050	1,486,416	1,529,233
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.74%, 2050	22,737,134	25,145,247
Morgan Stanley Capital I, Inc., FRN, 0.935%, 2030 (i)(n)	14,729,421	421,644
Race Point CLO Ltd., “A1A”, FRN, 0.442%, 2021 (n)	4,675,177	4,616,700
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	7,494,062	6,188,297
Spirit Master Funding LLC, 5.05%, 2023 (z)	5,822,846	5,982,975
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.924%, 2051	9,392,500	10,242,747
Wachovia Bank Commercial Mortgage Trust, FRN, 5.733%, 2049	11,717,014	12,965,638

		$133,605,204
Automotive - 0.2%
Toyota Motor Credit Corp., 3.2%, 2015	$3,480,000	$3,619,002
Toyota Motor Credit Corp., 3.4%, 2021	4,890,000	4,957,360
Volkswagen International Finance N.V., 2.375%, 2017 (n)	4,856,000	4,981,814

		$13,558,176
Broadcasting - 0.2%
Discovery Communications, Inc., 4.875%, 2043	$3,740,000	$3,438,074
News America, Inc., 8.5%, 2025	5,903,000	7,426,995

		$10,865,069
Cable TV - 0.3%
Comcast Corp., 2.85%, 2023	$6,030,000	$5,566,432
DIRECTV Holdings LLC, 4.6%, 2021	3,220,000	3,321,127
Time Warner Entertainment Co. LP, 8.375%, 2033	7,170,000	7,793,396

		$16,680,955
Computer Software - Systems - 0.0%
Apple, Inc., 3.85%, 2043	$2,060,000	$1,714,427

Conglomerates - 0.1%
ABB Finance (USA), Inc., 2.875%, 2022	$1,772,000	$1,671,905
General Electric Co., 2.7%, 2022	5,120,000	4,784,753
United Technologies Corp., 3.1%, 2022	2,450,000	2,391,962

		$8,848,620

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 2023 (n)	$6,003,000	$5,881,583

Consumer Services - 0.0%
eBay, Inc., 1.35%, 2017	$1,644,000	$1,633,986

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$3,942,000	$4,185,545

Emerging Market Quasi-Sovereign - 0.4%
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	$5,880,000	$5,655,913
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	1,789,000	1,786,120
Gaz Capital S.A., 3.85%, 2020 (n)	1,632,000	1,574,880
Petrobras Global Finance Co., FRN, 2.384%, 2019	3,702,000	3,627,960
Petrobras International Finance Co., 5.375%, 2021	2,152,000	2,133,073
Petrobras International Finance Co., 6.75%, 2041	1,511,000	1,401,983
Petroleos Mexicanos, 8%, 2019	4,145,000	5,015,450
Qtel International Finance Ltd., 6.5%, 2014 (n)	1,395,000	1,424,714
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	3,277,780	3,482,641

		$26,102,734
Emerging Market Sovereign - 0.3%
Republic of Peru, 7.35%, 2025	$551,000	$694,260
Russian Federation, 3.625%, 2015 (z)	12,000,000	12,390,000
United Mexican States, 4.75%, 2044	7,817,000	7,045,071

		$20,129,331
Energy - Independent - 0.1%
Apache Corp., 3.25%, 2022	$2,382,000	$2,343,412
Apache Corp., 4.75%, 2043	1,827,000	1,765,662
EOG Resources, Inc., 2.625%, 2023	1,718,000	1,560,411
Hess Corp., 8.125%, 2019	1,740,000	2,160,200

		$7,829,685
Energy - Integrated - 0.5%
BP Capital Markets PLC, 4.5%, 2020	$1,661,000	$1,792,420
BP Capital Markets PLC, 4.742%, 2021	4,892,000	5,344,456
Husky Energy, Inc., 5.9%, 2014	4,370,000	4,472,861
Husky Energy, Inc., 7.25%, 2019	4,453,000	5,369,997
Petro-Canada, 6.05%, 2018	9,475,000	10,914,016
Total Capital International S.A., 1.55%, 2017	7,071,000	7,069,756

		$34,963,506
Financial Institutions - 0.1%
General Electric Capital Corp., 3.1%, 2023	$3,339,000	$3,162,864

Food & Beverages - 0.3%
Anheuser-Busch InBev S.A., 8%, 2039	$5,850,000	$8,404,988
Conagra Foods, Inc., 3.2%, 2023	2,934,000	2,719,692
Diageo Capital PLC, 2.625%, 2023	6,190,000	5,634,181
Kraft Foods Group, Inc., 3.5%, 2022	2,361,000	2,297,612
Wm. Wrigley Jr. Co., 2.4%, 2018 (n)	1,411,000	1,401,615

		$20,458,088
Insurance - 0.2%
American International Group, Inc., 4.875%, 2022	$10,460,000	$11,226,666

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - continued
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	$1,320,000	$1,347,350

		$12,574,016
Insurance - Health - 0.1%
WellPoint, Inc., 3.3%, 2023	$3,410,000	$3,177,250

Insurance - Property & Casualty - 0.4%
ACE Ltd., 2.7%, 2023	$5,960,000	$5,452,321
Allstate Corp., 5.75%, 2053	1,774,000	1,787,305
Chubb Corp., 6.375% to 2017, FRN to 2067	8,200,000	8,876,500
Liberty Mutual Group, Inc., 4.25%, 2023 (n)	3,278,000	3,160,031
Marsh & McLennan Cos., Inc., 4.8%, 2021	5,360,000	5,706,717
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	2,925,000	3,107,813

		$28,090,687
International Market Quasi-Sovereign - 0.3%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$394,000	$403,218
KFW International Finance, Inc., 4.875%, 2019	7,250,000	8,269,060
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	4,053,000	4,094,341
Temasek Financial I Ltd., 2.375%, 2023 (n)	10,140,000	9,109,462

		$21,876,081
International Market Sovereign - 0.1%
Republic of Iceland, 4.875%, 2016 (n)	$5,610,000	$5,820,375

Internet - 0.1%
Baidu, Inc., 3.5%, 2022	$6,460,000	$5,924,886

Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$5,815,000	$7,656,320

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$5,970,000	$6,639,500

Major Banks - 1.7%
ABN AMRO Bank N.V., FRN, 2.006%, 2014 (n)	$5,900,000	$5,907,422
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	2,600,000	2,679,160
Bank of America Corp., 7.375%, 2014	2,825,000	2,895,309
Bank of America Corp., 5.49%, 2019	4,135,000	4,575,138
Bank of America Corp., 7.625%, 2019	3,980,000	4,933,891
BNP Paribas, 7.195% to 2037, FRN to 2043 (n)	3,200,000	3,304,000
Commonwealth Bank of Australia, 5%, 2019 (n)	3,930,000	4,377,934
Credit Suisse Group AG, 6.5%, 2023 (n)	6,960,000	7,403,700
Credit Suisse New York, 5.5%, 2014	5,410,000	5,498,183
Goldman Sachs Group, Inc., 5.625%, 2017	7,504,000	8,266,256
HSBC Holdings PLC, 5.1%, 2021	3,688,000	4,093,875
ING Bank N.V., 3.75%, 2017 (n)	4,761,000	5,012,643
ING Bank N.V., 5.8%, 2023 (n)	6,238,000	6,512,472
JPMorgan Chase & Co., 6.3%, 2019	6,750,000	7,962,482
JPMorgan Chase & Co., 3.25%, 2022	1,884,000	1,802,702
Morgan Stanley, 6.625%, 2018	11,740,000	13,730,928
PNC Funding Corp., 5.625%, 2017	6,510,000	7,223,737
Royal Bank of Scotland PLC, 2.55%, 2015	1,405,000	1,436,974
Wachovia Corp., 5.25%, 2014	4,613,000	4,738,414

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Wells Fargo & Co., 2.1%, 2017	$6,600,000	$6,720,575

		$109,075,795
Medical & Health Technology & Services - 0.3%
Baxter International, Inc., 3.2%, 2023	$3,460,000	$3,300,055
CareFusion Corp., 6.375%, 2019	6,240,000	7,058,083
Express Scripts Holding Co., 2.65%, 2017	7,200,000	7,418,297

		$17,776,435
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 2023	$5,930,000	$5,598,928
Rio Tinto Finance (USA) PLC, 3.5%, 2022	5,540,000	5,428,640
Vale Overseas Ltd., 4.625%, 2020	1,631,000	1,668,506
Vale Overseas Ltd., 6.875%, 2039	1,269,000	1,308,927

		$14,005,001
Mortgage-Backed - 11.1%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$7,105,112	$7,780,318
Fannie Mae, 2.62%, 2023	693,035	656,191
Fannie Mae, 3.5%, 2043	12,513,109	12,443,274
Fannie Mae, 4.495%, 2014	2,053,579	2,059,896
Fannie Mae, 4.81%, 2014	17,474	17,395
Fannie Mae, 4.877%, 2014	3,016,085	3,024,685
Fannie Mae, 4.78%, 2015	2,160,052	2,252,359
Fannie Mae, 4.825%, 2015	123,849	123,814
Fannie Mae, 4.856%, 2015	603,267	628,624
Fannie Mae, 4.908%, 2015	2,065,078	2,133,626
Fannie Mae, 5.19%, 2015	1,255,844	1,329,623
Fannie Mae, 5.09%, 2016	1,974,296	2,169,301
Fannie Mae, 5.662%, 2016	1,149,169	1,237,881
Fannie Mae, 5.725%, 2016	1,988,532	2,185,403
Fannie Mae, 5.05%, 2017	2,364,731	2,557,969
Fannie Mae, 5.5%, 2017 - 2040	52,445,106	57,612,938
Fannie Mae, 6%, 2017 - 2037	29,947,554	33,013,880
Fannie Mae, 2.578%, 2018	4,000,000	4,089,028
Fannie Mae, 3.8%, 2018	776,199	826,669
Fannie Mae, 3.849%, 2018	1,411,782	1,521,749
Fannie Mae, 3.91%, 2018	1,154,332	1,243,336
Fannie Mae, 4.5%, 2018 - 2041	20,308,151	21,592,288
Fannie Mae, 5%, 2018 - 2041	34,220,634	37,119,494
Fannie Mae, 4.6%, 2019	758,259	834,593
Fannie Mae, 4.88%, 2020	477,799	520,718
Fannie Mae, 2.67%, 2022	971,087	942,912
Fannie Mae, 2.41%, 2023	1,049,877	977,654
Fannie Mae, 2.55%, 2023	990,165	932,343
Fannie Mae, 2.59%, 2023	1,034,379	975,991
Fannie Mae, 2.73%, 2023	692,330	661,649
Fannie Mae, 3%, 2027	4,753,770	4,856,570
Fannie Mae, 2.5%, 2028	4,293,861	4,254,834
Fannie Mae, 7.5%, 2030 - 2032	449,454	513,921
Fannie Mae, 6.5%, 2031 - 2037	10,977,240	12,353,417
Fannie Mae, 3.5%, 2041 - 2043	12,281,061	12,218,371
Fannie Mae, 4%, 2041	1,989,141	2,048,788
Fannie Mae, 3.5%, 2043	49,156,468	48,881,709
Fannie Mae, TBA, 4.5%, 2044	19,906,000	20,958,063

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, TBA, 3%, 2028	$30,743,000	$31,214,953
Fannie Mae, TBA, 4%, 2044	62,080,000	63,505,900
Freddie Mac, 6%, 2016 - 2037	16,565,460	18,365,586
Freddie Mac, 5%, 2017 - 2039	20,452,235	22,059,001
Freddie Mac, 2.412%, 2018	1,963,000	1,999,425
Freddie Mac, 3.154%, 2018	712,000	746,723
Freddie Mac, 1.869%, 2019	2,123,000	2,050,631
Freddie Mac, 4.5%, 2019 - 2039	13,199,047	14,032,769
Freddie Mac, 5.085%, 2019	6,789,000	7,654,469
Freddie Mac, 5.5%, 2019 - 2035	14,555,334	15,987,040
Freddie Mac, 2.313%, 2020	600,000	589,487
Freddie Mac, 3.808%, 2020	5,739,000	6,042,972
Freddie Mac, 2.682%, 2022	1,960,000	1,853,243
Freddie Mac, 3.32%, 2023	1,059,000	1,045,769
Freddie Mac, 3.458%, 2023	5,373,000	5,330,612
Freddie Mac, 6.5%, 2034 - 2037	5,990,364	6,679,926
Freddie Mac, 4%, 2040 - 2043	30,761,329	31,616,484
Freddie Mac, 3.5%, 2042 - 2043	30,705,452	30,520,951
Freddie Mac, 3%, 2043	34,715,907	32,931,663
Freddie Mac, 3.882%, 2048	2,574,445	2,770,268
Freddie Mac, TBA, 4%, 2043	6,965,000	7,108,109
Ginnie Mae, 4.5%, 2041	1,770,054	1,895,389
Ginnie Mae, 4%, 2042	5,340,145	5,559,680
Ginnie Mae, 3%, 2043	12,904,279	12,488,914
Ginnie Mae, 5.5%, 2032 - 2035	7,741,494	8,535,333
Ginnie Mae, 6%, 2032 - 2038	7,913,430	8,914,937
Ginnie Mae, 4.5%, 2033 - 2040	19,229,832	20,658,941
Ginnie Mae, 5%, 2033 - 2034	2,257,411	2,468,983
Ginnie Mae, 3.5%, 2041 - 2043	33,032,169	33,377,920
Ginnie Mae, 4%, 2041	17,409,701	18,134,874
Ginnie Mae, 3%, 2043	5,271,022	5,101,733

		$730,793,959
Natural Gas - Pipeline - 0.4%
Energy Transfer Partners LP, 3.6%, 2023	$3,288,000	$3,040,075
Energy Transfer Partners LP, 4.9%, 2024	2,630,000	2,665,668
Enterprise Products Operating LP, 6.5%, 2019	5,184,000	6,078,007
Kinder Morgan Energy Partners LP, 4.15%, 2024	5,700,000	5,505,402
Kinder Morgan Energy Partners LP, 7.75%, 2032	2,520,000	3,055,291
Spectra Energy Capital LLC, 8%, 2019	5,327,000	6,341,868

		$26,686,311
Network & Telecom - 0.1%
Verizon Communications, Inc., 6.4%, 2033	$7,225,000	$8,286,793

Oil Services - 0.0%
Transocean, Inc., 3.8%, 2022	$2,855,000	$2,701,966

Other Banks & Diversified Financials - 1.0%
American Express Co., 5.5%, 2016	$6,317,000	$7,025,818
Banco Bradesco S.A., 6.75%, 2019 (n)	3,383,000	3,728,066
Banco de Credito del Peru, 5.375%, 2020	4,872,000	5,066,880
Bank of Tokyo-Mitsubishi UFJ Ltd., 4.1%, 2023 (n)	4,960,000	4,961,220
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)	4,730,000	5,037,450
Capital One Financial Corp., 6.15%, 2016	8,680,000	9,707,773

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Citigroup, Inc., 2.5%, 2018	$10,880,000	$10,929,308
Discover Bank, 4.2%, 2023	4,000,000	3,938,916
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	5,168,000	6,744,240
SunTrust Banks, Inc., 2.35%, 2018	2,541,000	2,526,214
Svenska Handelsbanken AB, 4.875%, 2014 (n)	5,000,000	5,098,825
Swedbank AB, 2.125%, 2017 (n)	1,317,000	1,316,855

		$66,081,565
Pharmaceuticals - 0.5%
AbbVie, Inc., 1.2%, 2015	$10,860,000	$10,970,381
Hospira, Inc., 6.05%, 2017	5,813,000	6,411,803
Roche Holdings, Inc., 6%, 2019 (n)	5,626,000	6,580,305
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	7,330,000	7,179,449

		$31,141,938
Real Estate - 0.4%
Boston Properties, Inc., REIT, 5%, 2015	$2,006,000	$2,122,398
ERP Operating LP, REIT, 5.375%, 2016	1,460,000	1,609,654
ERP Operating LP, REIT, 4.625%, 2021	5,212,000	5,487,491
HCP, Inc., REIT, 5.375%, 2021	4,146,000	4,507,925
Simon Property Group, Inc., REIT, 4.375%, 2021	4,500,000	4,752,216
WEA Finance LLC, 6.75%, 2019 (n)	1,505,000	1,788,458
WEA Finance LLC, REIT, 4.625%, 2021 (n)	5,810,000	6,123,757

		$26,391,899
Retailers - 0.4%
Gap, Inc., 5.95%, 2021	$3,740,000	$4,127,550
Home Depot, Inc., 3.75%, 2024	3,600,000	3,577,068
Home Depot, Inc., 5.95%, 2041	1,578,000	1,826,011
Limited Brands, Inc., 5.25%, 2014	2,262,000	2,332,688
Wal-Mart Stores, Inc., 5.25%, 2035	12,347,000	13,371,381

		$25,234,698
Supranational - 0.1%
Asian Development Bank, 2.75%, 2014	$5,390,000	$5,441,776
Asian Development Bank, 1.125%, 2017	3,322,000	3,337,331

		$8,779,107
Tax - Other - 0.1%
New York, NY, Transitional Finance Authority Rev., Future Tax Secured, “A”, 5%, 2042	$6,360,000	$6,589,469

Telecommunications - Wireless - 0.3%
American Tower Trust I, 3.07%, 2017 (n)	$5,960,000	$5,575,920
Crown Castle Towers LLC, 6.113%, 2020 (n)	3,852,000	4,314,837
Crown Castle Towers LLC, 4.883%, 2020 (n)	2,040,000	2,137,722
Rogers Communications, Inc., 6.8%, 2018	8,529,000	10,160,402

		$22,188,881
Tobacco - 0.2%
Altria Group, Inc., 2.85%, 2022	$6,040,000	$5,552,608
B.A.T. International Finance PLC, 3.25%, 2022 (n)	5,833,000	5,578,512

		$11,131,120
Transportation - Services - 0.1%
ERAC USA Finance Co., 7%, 2037 (n)	$6,381,000	$7,529,357

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - 0.3%
Aid-Egypt, 4.45%, 2015	$9,559,000	$10,204,586
Small Business Administration, 4.35%, 2023	692,993	734,797
Small Business Administration, 4.77%, 2024	1,681,477	1,789,763
Small Business Administration, 5.18%, 2024	2,795,551	3,032,852
Small Business Administration, 5.52%, 2024	1,468,284	1,600,469
Small Business Administration, 4.99%, 2024	2,766,279	2,997,834
Small Business Administration, 4.95%, 2025	2,202,502	2,349,821

		$22,710,122
U.S. Treasury Obligations - 13.3%
U.S. Treasury Bonds, 8.5%, 2020	$2,148,000	$2,942,592
U.S. Treasury Bonds, 6%, 2026	1,524,000	1,941,670
U.S. Treasury Bonds, 6.75%, 2026	926,000	1,257,045
U.S. Treasury Bonds, 5.25%, 2029	5,294,000	6,356,109
U.S. Treasury Bonds, 5.375%, 2031	4,690,000	5,732,062
U.S. Treasury Bonds, 4.5%, 2036	1,557,000	1,726,810
U.S. Treasury Bonds, 5%, 2037	2,452,000	2,907,535
U.S. Treasury Bonds, 4.5%, 2039	130,538,000	144,162,904
U.S. Treasury Notes, 4.75%, 2014	2,962,000	3,012,215
U.S. Treasury Notes, 2.125%, 2015	224,482,000	230,453,670
U.S. Treasury Notes, 4.25%, 2015	856,000	910,670
U.S. Treasury Notes, 2.625%, 2016	4,568,000	4,784,980
U.S. Treasury Notes, 0.875%, 2016	204,051,000	204,497,464
U.S. Treasury Notes, 4.75%, 2017	2,870,000	3,241,306
U.S. Treasury Notes, 3.75%, 2018	4,535,000	4,974,328
U.S. Treasury Notes, 3.125%, 2019	52,370,000	55,769,965
U.S. Treasury Notes, 3.5%, 2020	55,133,000	59,423,009
U.S. Treasury Notes, 3.125%, 2021	134,962,000	140,487,074

		$874,581,408
Utilities - Electric Power - 0.5%
MidAmerican Funding LLC, 6.927%, 2029	$2,785,000	$3,350,984
Oncor Electric Delivery Co., 7%, 2022	4,555,000	5,426,608
Pacific Gas & Electric Co., 4.6%, 2043	4,920,000	4,677,582
PPL Corp., 3.4%, 2023	4,920,000	4,570,601
Progress Energy, Inc., 3.15%, 2022	6,169,000	5,931,148
PSEG Power LLC, 5.32%, 2016	5,099,000	5,609,945
System Energy Resources, Inc., 5.129%, 2014 (z)	841,760	842,507
Waterford 3 Funding Corp., 8.09%, 2017	3,563,716	3,551,422

		$33,960,797
Total Bonds		$2,450,874,471

Convertible Preferred Stocks - 0.2%
Aerospace - 0.1%
United Technologies Corp., 7.5%	27,887	$1,825,762

Utilities - Electric Power - 0.1%
PPL Corp., 8.75%	158,840	$8,399,459
Total Convertible Preferred Stocks		$10,225,221

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 2.5%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	164,448,061	$164,448,061
Total Investments		$6,680,182,218

Other Assets, Less Liabilities - (1.5)%		(96,675,526)
Net Assets - 100.0%		$6,583,506,692

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $171,173,286, representing 2.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.767%, 2040	3/01/06	$6,333,264	$3,349,309
BlackRock Capital Finance LP, 7.75%, 2026	10/10/96	635,472	76,338
Russian Federation, 3.625%, 2015	4/22/10	11,982,163	12,390,000
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	5,774,347	5,982,975
System Energy Resources, Inc., 5.129%, 2014	4/16/04	841,760	842,507
Total Restricted Securities			$22,641,129
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

12/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of December 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,654,231,351	$—	$—	$3,654,231,351
United Kingdom	97,920,702	—	—	97,920,702
Switzerland	67,053,387	—	—	67,053,387
Canada	39,483,354	—	—	39,483,354
Japan	39,336,063	—	—	39,336,063
Brazil	38,338,426	—	—	38,338,426
Germany	32,885,114	—	—	32,885,114
France	32,243,062	—	—	32,243,062
Netherlands	21,109,939	—	—	21,109,939
Other Countries	37,933,921	4,324,367	—	42,258,288
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	901,140,492	—	901,140,492
Non-U.S. Sovereign Debt	—	82,707,627	—	82,707,627
Municipal Bonds	—	6,589,469	—	6,589,469
U.S. Corporate Bonds	—	401,239,618	—	401,239,618
Residential Mortgage-Backed Securities	—	732,209,696	—	732,209,696
Commercial Mortgage-Backed Securities	—	123,858,289	—	123,858,289
Asset-Backed Securities (including CDOs)	—	8,331,181	—	8,331,181
Foreign Bonds	—	194,798,099	—	194,798,099
Mutual Funds	164,448,061	—	—	164,448,061
Total Investments	$4,224,983,380	$2,455,198,838	$—	$6,680,182,218

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $30,317,603 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,526,518,158
Gross unrealized appreciation	1,219,292,345
Gross unrealized depreciation	(65,628,285)
Net unrealized appreciation (depreciation)	$1,153,664,060

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	216,107,428	117,009,323	(168,668,690)	164,448,061

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$41,940	$164,448,061

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: February 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President
(Principal Executive Officer)

Date: February 14, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: February 14, 2014

*	Print name and title of each signing officer under his or her signature.